Stockholders' Equity and Stock Incentive Plans (Classification of Costs) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Dividends Declared	$ 0.15	$ 0	$ 0
Share-based compensation expense	$ (17,413)	$ (15,518)	$ (19,264)
Gaming
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(363)	(428)	(393)
Food and beverage
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(69)	(82)	(75)
Room
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(33)	(39)	(36)
Selling, general and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(1,846)	(2,176)	(1,996)
Corporate expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(15,102)	(12,793)	(16,764)
Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(1,193)	(1,974)	(2,821)
Restricted Stock Units (RSUs)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(7,463)	(8,883)	(9,909)
Performance Stock Units (PSUs)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(7,381)	(3,353)	(5,135)
Career Shares
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ (1,376)	$ (1,308)	$ (1,399)